Maintenance Rights Intangible And Lease Premium, Net (Schedule Of Estimated Amortization Of The Lease Premium) (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
2016	$ 32,092
2017	32,092
2018	25,786
2019	22,092
2020	22,092
Thereafter	229,983
Finite-lived intangible assets	364,137	$ 418,035
Lease Premium [Member]
Finite-Lived Intangible Assets [Line Items]
2016	19,835
2017	13,632
2018	11,219
2019	10,466
2020	7,727
Thereafter	7,848
Finite-lived intangible assets	$ 70,727	$ 93,767